Acquisitions and Equity Method Investments (Details) - Schedule of Pro Forma Information - Unique Logistics International, Inc. [Member] - USD ($)	12 Months Ended
	May 31, 2023	May 31, 2022
Acquisitions and Equity Method Investments (Details) - Schedule of Pro Forma Information [Line Items]
Revenue, net	$ 416,289,385	$ 1,271,514,041
Net Income attributable to registrant	$ 11,742,885	$ 26,095,482
Weighted average shares of common stock outstanding, basic	785,412,500	605,817,180
Weighted average shares of common stock outstanding, diluted	9,664,238,154	9,593,656,369
Net income per share, basic	$ 0.02	$ 0.04
Net income per share, diluted	$ 0	$ 0